Trade and other payables	6 Months Ended
Jun. 30, 2019
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Trade and other payables

18. Trade and other payables

NON-CURRENT TRADE AND OTHER PAYABLES

Million US dollar	30 June 2019	31 December 2018
Indirect taxes payable	187	194
Trade payables	176	238
Deferred consideration on acquisitions	1 513	1 247
Other payables	122	138

Non-current trade and other payables	1 998	1 816

CURRENT TRADE AND OTHER PAYABLES

Million US dollar	30 June 2019	31 December 2018
Trade payables and accrued expenses	14 538	15 512
Payroll and social security payables	943	900
Indirect taxes payable	2 351	2 633
Interest payable	1 547	1 616
Consigned packaging	1 252	1 093
Dividends payable	398	331
Deferred income	33	32
Deferred consideration on acquisitions	241	163
Other payables	496	289

Current trade and other payables	21 799	22 568

As at 30 June 2019, deferred consideration on acquisitions is mainly comprised of 0.6 billion US dollar for the put option included in the 2012 shareholders’ agreement between Ambev and ELJ which may result in Ambev acquiring additional shares in Cervecería Nacional Dominicana S.A. (“CND”).

In 2016, the European Commission announced an investigation into alleged abuse of a dominant position by AB InBev in Belgium through certain practices aimed at restricting trade from other European Union member states to Belgium. In connection with these ongoing proceedings, AB InBev recognized a provision of 230m US dollar in 2018. On 13 May 2019, the European Commission announced that it had fined AB InBev a total of 200m euro (225m US dollar) for breaching EU antitrust rules. The total fine to be paid has been recognized as part of current other payables as at 30 June 2019.